Operating Segments Information - Major Customers Representing at Least 10 Percent of Net Revenue (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of major customers [line items]
NET REVENUE	$ 2,161,735.8	$ 70,598.8	$ 2,263,891.3	$ 1,587,415.0
Customer A [member]
Disclosure of major customers [line items]
NET REVENUE	$ 546,550.9		$ 529,649.2	$ 405,403.0
Percentage of entity's revenue	25.00%	25.00%	23.00%	26.00%
Customer B [member]
Disclosure of major customers [line items]
NET REVENUE	$ 241,152.4			$ 153,740.8
Percentage of entity's revenue	11.00%	11.00%		10.00%